Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

Packaging Corporation of America

Thrift Plan for Hourly Employees

Schedule H, Line 4i — Schedule of Assets

(Held at End of Year)

EIN 36-4277050 Plan 001

December 31, 2025

(a)	(b) Identity of Issuer, Lessor, Borrower, or Similar Party	(c) Description of Investment, including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(d) Cost	(e) Current Value
*	Notes Receivable from Participants	Interest rates ranging from 3.25% to 9.25% Various maturity dates through January 15, 2031	—	$42,816,747
	Total Assets (Held at End of Year)			$42,816,747

* Denotes a party-in-interest to the Plan as defined by ERISA